Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials and consumables	€ 1,598	€ 1,523
Finished goods and goods for resale	3,393	3,223
Total inventories	4,991	4,746
Provision for inventories	(308)	(284)
Total	€ 4,683	€ 4,462